Income taxes	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income taxes
12.	Income taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2021	2020	2019
Current year	(2 857)	(2 082)	(2 863)
(Underprovided)/overprovided in prior years	159	119	58

Current tax expense	(2 698)	(1 963)	(2 805)

Origination and reversal of temporary differences	319	(30)	(21)
(Utilization)/recognition of deferred tax assets on tax losses	24	13	13
Recognition of previously unrecognized tax losses	5	48	27

Deferred tax (expense)/income	348	31	19

Total income tax expense	(2 350)	(1 932)	(2 786)

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2021	2020	2019
Profit/(loss) before tax	8 463	2 080	12 776
Deduct share of results of associates and joint ventures	248	156	152

Profit/(loss) before tax and before share of results of associates and joint ventures	8 215	1 924	12 624

Adjustments to the tax basis
Government incentives	(543)	(428)	(709)
Non-deductible/(non-taxable) mark-to-market on derivatives	48	2 219	(1 776)
Non-deductible impairment of goodwill	—	2 500	—
Other expenses not deductible for tax purposes	1 979	1 512	1 223
Other non-taxable income	(476)	(250)	(282)

	9 223	7 477	11 080

Aggregate weighted nominal tax rate	26.7%	27.7%	26.2%

Tax at aggregated nominal tax rate	(2 463)	(2 069)	(2 901)

Adjustments on tax expense
Utilization of tax losses not previously recognized	24	13	13
Recognition of deferred taxes on previous years’ tax losses	5	48	27
Write-down of deferred tax assets on losses and current year losses for which no deferred tax asset is recognized	(314)	(386)	(137)
(Underprovided)/overprovided in prior years	159	119	58
Deductions from interest on equity	469	431	666
Deductions from goodwill	14	16	20
Other tax deductions	212	218	259
Change in tax rate	(147)	61	(95)
Withholding taxes	(485)	(423)	(505)
Other tax adjustments	175	39	(191)

	(2 350)	(1 932)	(2 786)

Effective tax rate	28.6%	100.4%	22.1%

The total income tax expense for 2021 amounts to 2 350m US dollar compared to 1 932m US dollar for 2020 and 2 786m US dollar for 2019. The effective tax rate is 28.6% for 2021 compared to 100.4% for 2020 and 22.1% for 2019.
The 2020 effective tax rate was negatively impacted by
non-deductible
losses from derivatives related to the hedging of share-based payment programs and the hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB, and the non-deductible,
non-cash
goodwill impairment loss. The 2019 effective tax rate was positively impacted by non-taxable
gains from these derivatives.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.

Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2021	2020	2019
Re-measurements of post-employment benefits	(123)	58	19
Exchange differences, cash flow and net investment hedges	(45)	304	88

Income tax (losses)/gains	(167)	361	107